Stockholder's Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity [Abstract]
Stockholder's Equity

8. Stockholder’s Equity

2009 Registered Direct Offering — On March 17, 2009, Galena entered into a placement agency agreement, which was subsequently amended on May 26, 2009 and July 22, 2009, with Rodman & Renshaw, LLC (“Rodman”) as the exclusive placement agent, relating to a proposed offering by Galena of new securities to potential investors. On July 30, 2009, Galena entered into definitive agreements for the sale and issuance by Galena to certain investors of 2,385,715 units, with each unit consisting of one share of Galena’s common stock and a warrant to purchase 0.40 of a share of common stock, at a purchase price of $3.50 per unit (the “2009 Offering”). The 2009 Offering closed on August 4, 2009. The warrants have an exercise price of $4.50 per share and are exercisable for a period beginning on February 3, 2010 until their expiration on August 3, 2014. Galena raised gross proceeds of approximately $8,350,000 in the 2009 Offering and net cash proceeds, after deducting the placement agents’ fees and other offering expenses payable by Galena, of approximately $7.7 million. In connection with the transaction, Galena issued a warrant to purchase a total of 954,285 shares of common stock.

As part of the placement agency agreement, Galena issued a warrant to purchase 23,857 shares of Galena’s common stock to Rodman. The warrant has an exercise price of $4.38 per share. The warrant is immediately vested and is exercisable until its expiration on August 3, 2014.

The Company follows the guidance of ASC Topic 815-40, as certain warrants issued in connection with the stock offering on August 4, 2009 were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the warrants at the dates of issuance totaling $2,863,000 was recorded as a derivative liability and was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose share or option prices are publically traded. Galena used a weighted average expected stock volatility of 122.69%. The expected life assumption is based on the contract term of five years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends in the future. The risk free rate of 1.72% used for the warrant is equal to the zero coupon rate in effect at the time of the grant.

The decrease in the fair value of the warrants from the date of issuance to September 24, 2011 is $2,586,000, of which $1,666,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants at September 24, 2011 of $277,000 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 2.8 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.37% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

2010 Registered Direct Offering — On March 22, 2010, Galena entered into a placement agency agreement relating to a proposed offering by Galena of new securities to potential investors. On March 23, 2010, Galena entered into definitive agreements for the sale and issuance by Galena to certain investors of 2,700,000 units, with each unit consisting of one share of Galena’s common stock and a warrant to purchase 0.20 of a share of Galena’s common stock, at a purchase price of $6.00 per unit (the “2010 Offering”). The 2010 Offering closed on March 26, 2010. Galena issued warrants to purchase 540,000 shares of Galena’s common stock at an exercise price of $6.00 per share, which are exercisable beginning on September 26, 2010, until their expiration on March 26, 2016. Galena raised gross proceeds of approximately $16.2 million in the 2010 Offering and net cash proceeds, after deducting the placement agent fees and other offering expenses payable by Galena, of approximately $15.2 million.

As part of the 2010 Offering, Galena entered in a stock redemption agreement whereby Galena was required to use 25% of the net proceeds from the 2010 Offering to repurchase 675,000 shares of Galena’s common stock held by CytRx Shares of common stock that are mandatorily redeemable upon the exercise of warrants issued in the 2010 Offering, under the stock redemption agreement, were determined to embody an obligation that may require Galena to settle the obligation by transferring assets, and, as such, shall be classified as a liability. The fair value of the common stock potentially redeemable under the stock redemption agreement totaling $785,000 was recorded as a derivative liability was determined using the fixed monetary amount of each warrant multiplied by assumptions regarding the number and timing of warrants to be exercised. On December 29, 2010, CytRx sold all of their shares held in Galena, thus reducing the potential redemption liability to zero as December 31, 2010. The Company recorded a gain of $785,000 as other income as a result of this settlement.

Certain warrants issued in connection with the 2010 Offering were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the warrants at the dates of issuance totaling $2,466,000 was recorded as a derivative liability and a cost of equity and was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose share or option prices are publicly traded. Galena used a weighted average expected stock volatility of 119.49%. The expected life assumption is based on the contract term of 6.5 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 3.22% used for the warrant is equal to the zero coupon rate in effect at the time of the grant.

The decrease in the fair value of the warrants from date of issuance to September 24, 2011 is $2,152,000, of which $881,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants of $314,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 5.0 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.89% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

2011 Offerings — On March 4, 2011, Galena closed an underwritten public offering of 6,000,000 units at a price to the public of $1.35 per unit for gross proceeds of $8.1 million (the “March 2011 Offering”). The offering provided approximately $7.3 million to Galena after deducting the underwriting discounts and commissions and offering expenses. Each unit consists of (i) one share of common stock, (ii) a thirteen-month warrant to purchase 0.50 of a share of common stock at an exercise price of $1.70 per share (subject to anti-dilution adjustment) and (iii) a five-year warrant to purchase 0.50 of a share of common stock at an exercise price of $1.87 per share (subject to anti-dilution adjustment). On April 15, 2011, the holders of outstanding warrants issued in the March 2011 Offering to purchase an aggregate of 3,450,000 shares of common stock agreed to exchange such warrants for warrants exercisable for the same number of shares as those being exchanged, but otherwise on the same terms of the warrants sold in Galena’s April 2011 Offering described below. Prior to the exchange, the Company recorded a decrease in fair value of $1,000,000 related to the exchanged warrants. Upon the exchange, the Company recorded a loss of $900,000, which represented the difference between the adjusted fair value of the March 2011 warrants as compared to the fair value of the April 2011 warrants received in the exchange. As a result of a subsequent offering that was completed on April 15, 2011, the exercise price of the remaining 2,550,000 outstanding warrants sold in the March 2011 Offering was reduced to $1.00 per share as a result of the anti-dilution adjustment.

The thirteen-month and five-year warrants issued in connection with the March 2011 Offering were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. The fair value of the remaining 2,550,000 warrants at the date of issuance totaling $1,790,000 was recorded as a derivative liability and was determined using the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 113.25%. The expected life assumption is based on the contract term of 1.08 years used for the thirteen-month warrants and 5 years used for the five-year warrants. The dividend yield of zero is based on the fact that we have no present intention to pay cash dividends. The risk free rate of 0.26% used for the thirteen-month warrants and 2.17% used for the five-year warrants is equal to the zero coupon rate in effect at the time of the grant. In July 2011, 75,000 of the thirteen-month warrants were exercised at $1.00 per common share which resulted in a $34,000 reduction of the derivative liability. In July 2011, 75,000 of the five-year warrants were exercised at $1.00 per common share, which resulted in a $68,000 reduction in the derivative liability. The decrease in the fair value of the warrants from date of issuance to September 24, 2011 of $625,000 has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of these warrants of $1,165,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined using the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 0.5 years used for the thirteen-month warrants and 4.4 years used for the five-year warrants. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 0.02% used for the thirteen-month warrants and 0.63% used for the five-year warrants is equal to the zero coupon rate in effect on the date of the re-measurement. All changes related to the value of these warrants have been allocated entirely to the Company.

On April 20, 2011, Galena completed an underwritten public offering of 11,950,000 units at a price to the public of $1.00 per unit, for gross proceeds of approximately $12 million (the “April 2011 Offering”). Each unit consisted of one share of common stock and a warrant to purchase one share of common stock at an exercise price of $1.00 per share. The shares of common stock and warrants were immediately separable and no separate units were issued. The warrants are exercisable beginning one year and one day from the date of issuance, but only if Galena’s stockholders approve an increase in the number of authorized shares of common stock of Galena, and expire on the sixth anniversary of the date of issuance. Net proceeds, after underwriting discounts and commissions and other offering expenses, were approximately $10.9 million. In connection with the April Offering, Galena agreed to hold a stockholders meeting no later than July 31, 2011, in order to seek stockholder approval for an amendment to Galena’s Amended and Restated Certificate of Incorporation to increase the authorized number of shares of its common stock. The Board of Directors of Galena subsequently adopted an amendment to increase the authorized shares of common stock to 125,000,000, which was presented to and approved by the stockholders of Galena at the 2011 Annual Meeting of Stockholders held on July 15, 2011.

The warrants issued in connection with the April 2011 Offering, including the warrants issued in exchanged for the March 2011 warrants, were determined not to be indexed to Galena’s common stock as they are potentially settleable in cash. A portion of the liability was allocated to the Company based on the expected use of proceeds at the time the Offering was completed. The fair value of the warrants at the dates of issuance allocated to the Company totaling $6,932,000 was recorded as a derivative liability and was determined using the Black-Scholes option pricing model. Due to the fact that the Company has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 99.04%. The expected life assumption is based on the contract term of 7.0 years. The dividend yield of zero is based on the fact that we have no present intention to pay cash dividends. The risk free rate of 2.81% used for the warrants is equal to the zero coupon rate in effect at the time of the grant. The increase in the fair value of the warrants allocated to the Company from date of issuance to September 24, 2011 is $561,000, which has been included in other income (expense) in the accompanying statements of expenses for the year ended December 31, 2011. The fair value of the warrants of $7,493,000 at September 24, 2011 was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date. The fair value of the warrants was determined by the Black-Scholes option pricing model. Due to the fact that Galena has limited trading history, Galena’s expected stock volatility assumption is based on a combination of implied volatilities of similar entities whose shares or options are publicly traded. Galena used a weighted average expected stock volatility of 98.87%. The expected life assumption is based on the remaining contract term of 6.56 years. The dividend yield of zero is based on the fact that Galena has no present intention to pay cash dividends. The risk free rate of 1.35% used for the warrants is equal to the zero coupon rate in effect on the date of the re-measurement. Additionally, in connection with the previously discussed exchange, the Company recorded a loss of approximately $900,000 which accounts for the remaining change in value during the period.

Other Derivatives

On February 1, 2010, Galena issued 250,000 warrants to an investment bank as consideration for investment and business advisory services. The warrants have an exercise $5.66 per share and expire five years from the date of issuance on February 1, 2015. The warrants vested as to 62,500 shares upon issuance, and vested at a rate of 20,833 shares per month starting on the 90 day anniversary of issuance, and are exercisable for a period of five years. All shares were vested at December 31, 2010. Galena has also agreed to give the holder of the warrants unlimited “piggy back” registration rights with respect to the shares of Common Stock underlying the warrants in any registration statement the Galena files in connection with an underwritten offering of the common stock. The fair value of these warrants has been estimated based on the Black-Scholes options pricing model and changes in the fair value until fully vested are recorded in the statement of expenses in accordance with the requirements of ASC Topic 718 and ASC Topic 505-50. Total expense related to these warrants was approximately $700,000 during the year ended December 31, 2010 and has been allocated entirely to the Company.

On February 1, 2011, Galena issued 150,000 warrants to an investment bank as consideration for investment and business advisory services. The warrants have an exercise $2.10 per share and expire five years from the date of issuance on February 1, 2016. The warrants vested as to 37,500 shares upon issuance, and vested at a rate of 12,500 shares per month starting on the 90 day anniversary of issuance, and are exercisable for a period of five years. All shares were vested at December 31, 2011. Galena has also agreed to give the holder of the warrants unlimited “piggy back” registration rights with respect to the shares of Common Stock underlying the warrants in any registration statement the Galena files in connection with an underwritten offering of the common stock. The fair value of these warrants has been estimated based on the Black-Scholes options pricing model and changes in the fair value until fully vested are recorded in the statement of expenses in accordance with the requirements of ASC Topic 718 and ASC Topic 505-50. Total expense related to these warrants was approximately $108,000 during the year ended December 31, 2011, of which $91,000 has been allocated to the Company.